Leases - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Total operating lease, expense	¥ 378,691
Total rental expense for operating leases		¥ 332,574	¥ 215,432